MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2023 and 2024:

	December 31, 2023
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

Corporate debentures	$324,485	$(4,998)	$357	$319,844
Government debentures	288,214	(828)	334	287,720

Total	$612,699	$(5,826)	$691	$607,564

	December 31, 2024
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

Corporate debentures	$58,265	$(871)	$6	$57,400
Government debentures	301	-	-	301

Total	$58,566	$(871)	$6	$57,701

The following table summarizes the continuous unrealized loss position and fair value of available-for-sale marketable securities as of December 31, 2023 and 2024, by duration of continuous unrealized loss:

	December 31,
	2023		2024
	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value

Continuous unrealized loss position for less than 12 months	$(590)	$186,910	$(31)	$10,266
Continuous unrealized loss position for more than 12 months	(5,236)	190,560	(840)	40,842

	$(5,826)	$377,470	$(871)	$51,108

During 2023 and 2024, the Company recorded in financial income, net, gross realized gains of $23 and $775, respectively.

During 2023 and 2024, the Company recorded in financial income, net, gross realized losses of $(3) and $(1,407), respectively.

The following table summarizes the amortized cost and fair value of available-for-sale marketable securities as of December 31, 2023 and 2024, by contractual years-to maturity:

	December 31,
	2023		2024
	Amortized cost	Fair value	Amortized cost	Fair value

Due within one year	$285,012	$283,016	$36,775	$36,356
Due between one and four years	327,687	324,548	21,791	21,345

	$612,699	$607,564	$58,566	$57,701